Condensed individual financial information of Companhia Paranaense de Energia - Copel (Tables)	12 Months Ended
Dec. 31, 2022
Individual Financial Information Of Companhia Paranaense De Energia - Copel
Schedule of condensed statements of financial position

ASSETS	12.31.2022	12.31.2021
Current assets
Cash and cash equivalents	199,877	626,052
Bonds and securities	93	91
Dividends receivables (41.5.3)	824,143	1,558,212
Other current receivables	977	1,150
Income tax and social contribution	107,523	3,991
Prepaid expenses	855	528
Receivable from related parties (41.5.1)	47,404	5,374
Total current assets	1,180,872	2,195,398

Noncurrent assets
Other temporary investments	25,619	19,985
Judicial deposits	138,747	131,519
Other current receivables	18	7,658
Income Tax and Social Contribution	-	30,000
Deferred tax assets	333,877	165,484
Other noncurrent recoverable taxes	39,810	38,659
Receivables from related parties (41.5.1)	-	150,572
Other non current assets	538,071	543,877

Investments (41.5.2)	20,339,344	21,144,478
Property, Plant and Equipment, net	7,948	4,112
Intangible Assets	4,724	3,473
Right-of-use asset	4,586	3,165

Total non current assets	20,894,673	21,699,105

Total assets	22,075,545	23,894,503

LIABILITIES	12.31.2022	12.31.2021
Current liabilities
Payroll, social charges and accruals	6,605	36,454
Related parties (41.5.1)	1,838	2,292
Suppliers (41.5.6)	5,373	3,353
Income tax and social contribution	-	1,813
Other taxes payable	28,690	34,956
Loans and financing	-	321,157
Debentures	-	501,716
Dividends payable	344,251	260,995
Post employment benefits	2,957	229
Lease liability	436	301
Other accounts payable	558	548
Total current liabilities	390,708	1,163,814

Noncurrent liabilities
Related parties (41.5.1)	5,851	5,851
Other taxes due	3,676	3,260
Loans and financing	-	468,970
Post employment benefits	23,890	13,922
Lease liability	4,373	2,957
Other accounts payable	25,241	50,943
Provisions for legal claims (41.5.4)	804,442	347,762
Noncurrent liabilities	867,473	893,665

Equity
Share capital	10,800,000	10,800,000
Equity valuation adjustments	593,382	426,170
Legal reserves	1,512,687	1,457,087
Retained earnings	7,911,295	7,785,092
Additional dividends proposed	-	1,368,675
TOTAL EQUITY	20,817,364	21,837,024

Total liabilities and equity	22,075,545	23,894,503

Condensed statements of income

	12.31.2022	12.31.2021	12.31.2020
Operating revenues (expenses)
General and administrative expenses	(111,665)	(126,172)	(79,762)
Other revenues (expenses), net	(441,601)	(86,344)	(24,423)
Result of equity in investees	1,620,451	3,689,345	3,551,254
Total Operating revenues (expenses)	1,067,185	3,476,829	3,447,069

Operating income before financial results	1,067,185	3,476,829	3,447,069

Financial income (expenses)
Financial revenues	57,658	304,809	335,485
Financial expenses	(177,375)	(112,332)	(86,076)
Total Financial income (expenses)	(119,717)	192,477	249,409

Operating income	947,468	3,669,306	3,696,478

Income tax and social contribution
Income tax and social contribution	-	67,641	-
Deferred income tax and social contribution	164,539	30,250	127,503
Total Income tax and social contribution	164,539	97,891	127,503

Net income from continuing operations	1,112,007	3,767,197	3,823,981

Discontinued operations
Net income (loss) from discontinued operations	-	1,185,376	80,221

Net income	1,112,007	4,952,573	3,904,202

Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Common shares	0.38839	1.20448	0.72523
Class A preferred shares	0.50343	1.41173	0.89086
Class B preferred shares	0.41745	1.50668	0.79778

Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Common shares	0.38839	1.61429	0.69440
Class A preferred shares	0.50343	1.86252	0.85790
Class B preferred shares	0.41745	1.95747	0.76388

Schedule of condensed statements of comprehensive income

	12.31.2022	12.31.2021	12.31.2020
NET INCOME	1,112,007	4,952,573	3,904,202
Other comprehensive income
Items that will never be reclassified to profit or loss
Gain (losses) on actuarial liabilities
Post employment benefits	(11,336)	(3,257)	(779)
Post employment benefits - equity	209,991	154,751	(178,434)
Taxes on other comprehensive income	3,854	1,107	265
Items that may be reclassified to profit or loss
Adjustments related to financial assets - equity	4,757	-	-
Total comprehensive income, net of taxes	207,266	152,601	(178,948)
TOTAL COMPREHENSIVE INCOME	1,319,273	5,105,174	3,725,254

Schedule of condensed statements of cash flows

	12.31.2022	12.31.2021	12.31.2020
Net cash generated from operating activities	3,079,427	2,892,312	761,050

Cash flow from investing activities
Financial investments	(5,636)	2,399	5,349
Loans and financing granted to related parties	(146,063)	-	(40,000)
Receipt of loans and financing granted to related parties	100,000	33,899	7,015
Additions in investments	(4,829)	(503,202)	(68,127)
Capital reduction of investees.	-	82,330	228
Additions to property, plant and equipment	(4,436)	(1,847)	(1,800)
Additions to intangible	(1,592)	(1,771)	(1,045)

Net cash used in investing activities from continuing operations	(62,556)	(388,192)	(98,380)

Net cash generated by investment activities from discontinued operations	-	2,506,837	-

Net cash generated (used) from investing activities	(62,556)	2,118,645	(98,380)

Cash flow from financing activities
Issue of loans with related parties	-	-	280,000
Amortization of principal - loans and financing	(774,899)	-	(38,500)
Amortization of principal - debentures	(500,000)	(300,000)	(300,000)
Amortization of principal - Lease liabilities	(378)	(317)	(329)
Amortization of principal of related parties liabilities	-	(280,000)	-
Dividends and interest on capital paid	(2,167,769)	(3,847,288)	(586,445)

Net cash used in financing activities	(3,443,046)	(4,427,605)	(645,274)

Total effects on cash and cash equivalents	(426,175)	583,352	17,396

Cash and cash equivalents at the beginning of the period	626,052	42,700	25,304
Cash and cash equivalents at the end of the period	199,877	626,052	42,700

Change in cash and cash equivalents	(426,175)	583,352	17,396

Schedule of outstanding balances with related parties

	12.31.2022	12.31.2021
Assets
Jandaíra wind complex - loan agreement (a)	47,404	-
Structure sharing (b)	-	5,374
Copel Distribuição (c)	-	150,572
	47,404	155,946
Liabilities
Structure sharing (b)	1,838	2,292
Elejor advance	5,851	5,851
	7,689	8,143

Schedule of investments in subsidiaries

	12.31.2022	12.31.2021
Copel Geração e Transmissão	12,790,070	12,662,224
Copel Distribuição	6,610,274	7,558,556
Copel Comercialização	418,780	389,863
Compagas	284,135	259,031
UEG Araucária	55,414	109,737
Elejor	9,990	10,744
Copel Serviços	8,635	-
Other investments (a)	162,046	154,323
	20,339,344	21,144,478
(a)	The information regarding joint ventures, associates and other investments are presented in Note 15.

Schedule of dividends receivable

	12.31.2022	12.31.2021
Subsidiaries
Copel Geração e Transmissão	372,899	638,378
Copel Distribuição	265,574	824,833
Copel Comercialização	39,626	20,785
Compagas	136,246	65,821
UEG Araucária	7,746	7,251

Joint Ventures and Associates
Voltália	1,032	1,032
Dona Francisca	831	86
Solar Paraná	48	-

Other investments	141	26
	824,143	1,558,212

Schedule of provisions for risks

	12.31.2022	12.31.2021
Tax Claim	159,235	144,208
Labor	3,514	2,437
Employee benefits	745	587
Civil	640,948	175,356
Regulatory	-	25,174
	804,442	347,762

Schedule of restricted subsidiaries net assets

	12.31.2022	12.31.2021
Copel Geração e Transmissão	12,790,070	12,662,224
Copel Distribuição	6,610,274	7,558,556
Compagas	557,130	507,901
UEG Araucária	272,981	540,577
	20,230,455	21,269,258

Schedule of expected undiscounted settlement values of the liabilities

	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2022
Suppliers	5,351	22	-	-	-	5,373
	5,351	22	-	-	-	5,373